Assets and Condensed Schedule of Investments by Class of Units	12 Months Ended
Dec. 31, 2017
Assets and Condensed Schedule of Investments by Class of Units
Futures, Forwards and Options on Futures and Forward Contracts by Class of Units

Note 7. Assets and Condensed Schedule of Investments by Class of Units

The following schedules of assets by class of units and condensed schedule of investments by class of units reflect activity related to the Partnership as of December 31, 2017 and 2016.

Class A Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$1,941,354
Net unrealized gain (loss) on open futures contracts	174,419
Net unrealized gain (loss) on open forward currency contracts	1,691
Net unrealized gain (loss) on open swap contracts	77,778
Total equity in brokers' trading accounts	2,195,242

Cash and cash equivalents	551,283
Securities owned, at fair value (cost $4,916,553)	4,922,866
Interest and dividend receivable, net	759
Total assets	$7,670,150

Futures, Forward and Swap Contracts owned by Class A Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(786)	(0.01)%	$9,828	0.13%	$9,042	0.12%
Currencies	$25,848	0.35%	$(4,331)	(0.06)%	$21,517	0.29%
Energy	$75,482	1.01%	$(6,479)	(0.09)%	$69,003	0.92%
Interest rates	$1,284	0.02%	$18,115	0.24%	$19,399	0.26%
Meats	$1,984	0.03%	$64	0.00%	$2,048	0.03%
Metals	$32,813	0.44%	$(7,369)	(0.10)%	$25,444	0.34%
Soft commodities	$14,330	0.19%	$(1,534)	(0.02)%	$12,796	0.17%
Stock indices and single stock futures	$23,425	0.31%	$(2,752)	(0.03)%	$20,673	0.28%
Total U.S. Futures Positions	$174,380		$5,542		$179,922

Foreign Futures Positions:
Agriculturals	$—	—%	$863	0.01%	$863	0.01%
Currencies	$1,302	0.02%	$3,138	0.04%	$4,440	0.06%
Energy	$(32)	(0.00)%	$—	—%	$(32)	(0.00)%
Interest rates	$(38,289)	(0.51)%	$(3,520)	(0.05)%	$(41,809)	(0.56)%
Metals	$60,838	0.81%	$(44,325)	(0.59)%	$16,513	0.22%
Soft commodities	$—	—%	$1,007	0.01%	$1,007	0.01%
Stock indices	$10,152	0.14%	$3,363	0.04%	$13,515	0.18%
Total Foreign Futures Positions	$33,971		$(39,474)		$(5,503)
Total Futures Contracts	$208,351	2.78%	$(33,932)	(0.45)%	$174,419	2.33%

Forward Contracts *
Currencies	$11,846	0.16%	$(10,155)	(0.14)%	$1,691	0.02%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$3,734	0.05%	$—	—%	$3,734	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$74,044	0.99%	$—	—%	$74,044	0.99%
Total Swap Contracts	$77,778	1.04%	$—	—%	$77,778	1.04%

Total Futures, Forward and
Swap Contracts	$297,975	3.98%	$(44,087)	(0.59)%	$253,888	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class A Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,506,183	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$2,512,984	33.58%
$1,253,092	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$1,257,530	16.80%
$164,880	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$165,726	2.21%
	Total U.S. Government-sponsored enterprises (cost $3,924,007)		$3,936,240	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$131,904	2/16/2018	American Honda Finance Co, 1.5%	$132,707	1.77%
$131,904	2/1/2018	Wells Fargo & Company, 1.7%	$135,503	1.81%
	Total U.S. Corporate bonds (cost $266,480)		$268,210	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
45,489	Grant Park Absolute Return Fund - Class I (cost $513,107)	$506,749	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
7,255	Exchange-traded funds (cost $212,959) **	$211,667	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Class A Units at December 31, 2017	$4,922,866	65.77%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$18,790,515
Net unrealized gain (loss) on open futures contracts	1,688,236
Net unrealized gain (loss) on open forward currency contracts	16,359
Net unrealized gain (loss) on open swap contracts	752,822
Total equity in brokers' trading accounts	21,247,932

Cash and cash equivalents	5,335,910
Securities owned, at fair value (cost $47,587,712)	47,648,814
Interest and dividend receivable, net	7,349
Total assets	$74,240,005

Futures, Forward and Swap Contracts owned by Class B Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(7,604)	(0.01)%	$95,129	0.13%	$87,525	0.12%
Currencies	$250,183	0.35%	$(41,916)	(0.06)%	$208,267	0.29%
Energy	$730,595	1.01%	$(62,715)	(0.09)%	$667,880	0.92%
Interest rates	$12,433	0.02%	$175,336	0.24%	$187,769	0.26%
Meats	$19,204	0.03%	$615	0.00%	$19,819	0.03%
Metals	$317,603	0.44%	$(71,327)	(0.10)%	$246,276	0.34%
Soft commodities	$138,706	0.19%	$(14,852)	(0.02)%	$123,854	0.17%
Stock indices and single stock futures	$226,730	0.31%	$(26,634)	(0.03)%	$200,096	0.28%
Total U.S. Futures Positions	$1,687,850		$53,636		$1,741,486

Foreign Futures Positions:
Agriculturals	$—	—%	$8,350	0.01%	$8,350	0.01%
Currencies	$12,602	0.02%	$30,377	0.04%	$42,979	0.06%
Energy	$(309)	(0.00)%	$—	—%	$(309)	(0.00)%
Interest rates	$(370,600)	(0.51)%	$(34,066)	(0.05)%	$(404,666)	(0.56)%
Metals	$588,858	0.81%	$(429,025)	(0.59)%	$159,833	0.22%
Soft commodities	$—	—%	$9,750	0.01%	$9,750	0.01%
Stock indices	$98,259	0.14%	$32,554	0.04%	$130,813	0.18%
Total Foreign Futures Positions	$328,810		$(382,060)		$(53,250)
Total Futures Contracts	$2,016,660	2.78%	$(328,424)	(0.45)%	$1,688,236	2.33%

Forward Contracts *
Currencies	$114,654	0.16%	$(98,295)	(0.14)%	$16,359	0.02%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$36,140	0.05%	$—	—%	$36,140	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$716,682	0.99%	$—	—%	$716,682	0.99%
Total Swap Contracts	$752,822	1.04%	$—	—%	$752,822	1.04%

Total Futures, Forward and
Swap Contracts	$2,884,136	3.98%	$(426,719)	(0.59)%	$2,457,417	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class B Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$24,257,548	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$24,323,372	33.58%
$12,128,774	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$12,171,736	16.80%
$1,595,891	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$1,604,078	2.21%
	Total U.S. Government-sponsored enterprises (cost $37,980,777)		$38,099,186	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,276,713	2/16/2018	American Honda Finance Co, 1.5%	$1,284,479	1.77%
$1,276,713	2/1/2018	Wells Fargo & Company, 1.7%	$1,311,540	1.81%
	Total U.S. Corporate bonds (cost $2,579,280)		$2,596,019	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
440,294	Grant Park Absolute Return Fund - Class I (cost $4,966,404)	$4,904,868	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
70,219	Exchange-traded funds (cost $2,061,251) **	$2,048,741	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Class B Units at December 31, 2017	$47,648,814	65.77%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$295,154
Net unrealized gain (loss) on open futures contracts	26,521
Net unrealized gain (loss) on open forward currency contracts	257
Net unrealized gain (loss) on open swap contracts	11,825
Total equity in brokers' trading accounts	333,757

Cash and cash equivalents	83,814
Securities owned, at fair value (cost $747,488)	748,449
Interest and dividend receivable, net	115
Total assets	$1,166,135

Futures, Forward and Swap Contracts owned by Legacy 1 Class Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(119)	(0.01)%	$1,494	0.13%	$1,375	0.12%
Currencies	$3,930	0.35%	$(658)	(0.06)%	$3,272	0.29%
Energy	$11,476	1.01%	$(985)	(0.09)%	$10,491	0.92%
Interest rates	$195	0.02%	$2,754	0.24%	$2,949	0.26%
Meats	$302	0.03%	$11	0.00%	$313	0.03%
Metals	$4,989	0.44%	$(1,120)	(0.10)%	$3,869	0.34%
Soft commodities	$2,179	0.19%	$(233)	(0.02)%	$1,946	0.17%
Stock indices and single stock futures	$3,561	0.31%	$(418)	(0.03)%	$3,143	0.28%
Total U.S. Futures Positions	$26,513		$845		$27,358

Foreign Futures Positions:
Agriculturals	$—	—%	$131	0.01%	$131	0.01%
Currencies	$198	0.02%	$477	0.04%	$675	0.06%
Energy	$(5)	(0.00)%	$—	—%	$(5)	(0.00)%
Interest rates	$(5,821)	(0.51)%	$(535)	(0.05)%	$(6,356)	(0.56)%
Metals	$9,250	0.81%	$(6,739)	(0.59)%	$2,511	0.22%
Soft commodities	$—	—%	$153	0.01%	$153	0.01%
Stock indices	$1,543	0.14%	$511	0.04%	$2,054	0.18%
Total Foreign Futures Positions	$5,165		$(6,002)		$(837)
Total Futures Contracts	$31,678	2.78%	$(5,157)	(0.45)%	$26,521	2.33%

Forward Contracts *
Currencies	$1,801	0.16%	$(1,544)	(0.14)%	$257	0.02%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$568	0.05%	$—	—%	$568	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$11,257	0.99%	$—	—%	$11,257	0.99%
Total Swap Contracts	$11,825	1.04%	$—	—%	$11,825	1.04%

Total Futures, Forward and
Swap Contracts	$45,304	3.98%	$(6,701)	(0.59)%	$38,603	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 1 Class Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$381,028	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$382,062	33.58%
$190,514	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$191,189	16.80%
$25,068	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$25,196	2.21%
	Total U.S. Government-sponsored enterprises (cost $596,587)		$598,447	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$20,054	2/16/2018	American Honda Finance Co, 1.5%	$20,176	1.77%
$20,054	2/1/2018	Wells Fargo & Company, 1.7%	$20,601	1.81%
	Total U.S. Corporate bonds (cost $40,514)		$40,777	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
6,916	Grant Park Absolute Return Fund - Class I (cost $78,010)	$77,044	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
1,103	Exchange-traded funds (cost $32,377) **	$32,181	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Legacy 1 Class Units at December 31, 2017	$748,449	65.77%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$102,861
Net unrealized gain (loss) on open futures contracts	9,241
Net unrealized gain (loss) on open forward currency contracts	90
Net unrealized gain (loss) on open swap contracts	4,121
Total equity in brokers' trading accounts	116,313

Cash and cash equivalents	29,209
Securities owned, at fair value (cost $260,501)	260,835
Interest and dividend receivable, net	40
Total assets	$406,397

Futures, Forward and Swap Contracts owned by Legacy 2 Class Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(42)	(0.01)%	$521	0.13%	$479	0.12%
Currencies	$1,370	0.35%	$(229)	(0.06)%	$1,141	0.29%
Energy	$3,999	1.01%	$(343)	(0.09)%	$3,656	0.92%
Interest rates	$68	0.02%	$960	0.24%	$1,028	0.26%
Meats	$105	0.03%	$3	0.00%	$108	0.03%
Metals	$1,739	0.44%	$(390)	(0.10)%	$1,349	0.34%
Soft commodities	$759	0.19%	$(81)	(0.02)%	$678	0.17%
Stock indices and single stock futures	$1,241	0.31%	$(146)	(0.03)%	$1,095	0.28%
Total U.S. Futures Positions	$9,239		$295		$9,534

Foreign Futures Positions:
Agriculturals	$—	—%	$46	0.01%	$46	0.01%
Currencies	$69	0.02%	$166	0.04%	$235	0.06%
Energy	$(2)	(0.00)%	$—	—%	$(2)	(0.00)%
Interest rates	$(2,029)	(0.51)%	$(186)	(0.05)%	$(2,215)	(0.56)%
Metals	$3,223	0.81%	$(2,349)	(0.59)%	$874	0.22%
Soft commodities	$—	—%	$53	0.01%	$53	0.01%
Stock indices	$538	0.14%	$178	0.04%	$716	0.18%
Total Foreign Futures Positions	$1,799		$(2,092)		$(293)
Total Futures Contracts	$11,038	2.78%	$(1,797)	(0.45)%	$9,241	2.33%

Forward Contracts *
Currencies	$628	0.16%	$(538)	(0.14)%	$90	0.02%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$198	0.05%	$—	—%	$198	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$3,923	0.99%	$—	—%	$3,923	0.99%
Total Swap Contracts	$4,121	1.04%	$—	—%	$4,121	1.04%

Total Futures, Forward and
Swap Contracts	$15,787	3.98%	$(2,335)	(0.59)%	$13,452	3.39%
*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 2 Class Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$132,788	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$133,149	33.58%
$66,394	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$66,629	16.80%
$8,736	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$8,781	2.21%
	Total U.S. Government-sponsored enterprises (cost $207,911)		$208,559	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$6,989	2/16/2018	American Honda Finance Co, 1.5%	$7,031	1.77%
$6,989	2/1/2018	Wells Fargo & Company, 1.7%	$7,180	1.81%
	Total U.S. Corporate bonds (cost $14,119)		$14,211	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
2,410	Grant Park Absolute Return Fund - Class I (cost $27,187)	$26,850	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
384	Exchange-traded funds (cost $11,284) **	$11,215	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Legacy 2 Class Units at December 31, 2017	$260,835	65.77%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$6,635,605
Net unrealized gain (loss) on open futures contracts	596,177
Net unrealized gain (loss) on open forward currency contracts	5,777
Net unrealized gain (loss) on open swap contracts	265,848
Total equity in brokers' trading accounts	7,503,407

Cash and cash equivalents	1,884,301
Securities owned, at fair value (cost $16,804,927)	16,826,506
Interest and dividend receivable, net	2,595
Total assets	$26,216,809

Futures, Forward and Swap Contracts owned by Global 1 Class Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(2,685)	(0.01)%	$33,593	0.13%	$30,908	0.12%
Currencies	$88,349	0.35%	$(14,802)	(0.06)%	$73,547	0.29%
Energy	$257,999	1.01%	$(22,147)	(0.09)%	$235,852	0.92%
Interest rates	$4,390	0.02%	$61,917	0.24%	$66,307	0.26%
Meats	$6,782	0.03%	$217	0.00%	$6,999	0.03%
Metals	$112,157	0.44%	$(25,188)	(0.10)%	$86,969	0.34%
Soft commodities	$48,982	0.19%	$(5,245)	(0.02)%	$43,737	0.17%
Stock indices and single stock futures	$80,067	0.31%	$(9,405)	(0.03)%	$70,662	0.28%
Total U.S. Futures Positions	$596,041		$18,940		$614,981

Foreign Futures Positions:
Agriculturals	$—	—%	$2,949	0.01%	$2,949	0.01%
Currencies	$4,450	0.02%	$10,727	0.04%	$15,177	0.06%
Energy	$(109)	(0.00)%	$—	—%	$(109)	(0.00)%
Interest rates	$(130,872)	(0.51)%	$(12,030)	(0.05)%	$(142,902)	(0.56)%
Metals	$207,947	0.81%	$(151,504)	(0.59)%	$56,443	0.22%
Soft commodities	$—	—%	$3,443	0.01%	$3,443	0.01%
Stock indices	$34,699	0.14%	$11,496	0.04%	$46,195	0.18%
Total Foreign Futures Positions	$116,115		$(134,919)		$(18,804)
Total Futures Contracts	$712,156	2.78%	$(115,979)	(0.45)%	$596,177	2.33%

Forward Contracts *
Currencies	$40,488	0.16%	$(34,711)	(0.14)%	$5,777	0.02%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$12,762	0.05%	$—	—%	$12,762	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$253,086	0.99%	$—	—%	$253,086	0.99%
Total Swap Contracts	$265,848	1.04%	$—	—%	$265,848	1.04%

Total Futures, Forward and
Swap Contracts	$1,018,492	3.98%	$(150,690)	(0.59)%	$867,802	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 1 Class Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$8,566,210	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$8,589,455	33.58%
$4,283,105	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$4,298,276	16.80%
$563,566	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$566,458	2.21%
	Total U.S. Government-sponsored enterprises (cost $13,412,374)		$13,454,189	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$450,853	2/16/2018	American Honda Finance Co, 1.5%	$453,596	1.77%
$450,853	2/1/2018	Wells Fargo & Company, 1.7%	$463,152	1.81%
	Total U.S. Corporate bonds (cost $910,836)		$916,748	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
155,483	Grant Park Absolute Return Fund - Class I (cost $1,753,815)	$1,732,085	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
24,797	Exchange-traded funds (cost $727,902) **	$723,484	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 1 Class Units at December 31, 2017	$16,826,506	65.77%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$276,183
Net unrealized gain (loss) on open futures contracts	24,811
Net unrealized gain (loss) on open forward currency contracts	240
Net unrealized gain (loss) on open swap contracts	11,065
Total equity in brokers' trading accounts	312,299

Cash and cash equivalents	78,427
Securities owned, at fair value (cost $699,443)	700,341
Interest and dividend receivable, net	108
Total assets	$1,091,175

Futures, Forward and Swap Contracts owned by Global 2 Class Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(112)	(0.01)%	$1,398	0.13%	$1,286	0.12%
Currencies	$3,677	0.35%	$(616)	(0.06)%	$3,061	0.29%
Energy	$10,738	1.01%	$(922)	(0.09)%	$9,816	0.92%
Interest rates	$183	0.02%	$2,577	0.24%	$2,760	0.26%
Meats	$282	0.03%	$9	0.00%	$291	0.03%
Metals	$4,668	0.44%	$(1,048)	(0.10)%	$3,620	0.34%
Soft commodities	$2,039	0.19%	$(218)	(0.02)%	$1,821	0.17%
Stock indices and single stock futures	$3,332	0.31%	$(391)	(0.03)%	$2,941	0.28%
Total U.S. Futures Positions	$24,807		$789		$25,596

Foreign Futures Positions:
Agriculturals	$—	—%	$123	0.01%	$123	0.01%
Currencies	$185	0.02%	$446	0.04%	$631	0.06%
Energy	$(5)	(0.00)%	$—	—%	$(5)	(0.00)%
Interest rates	$(5,447)	(0.51)%	$(501)	(0.05)%	$(5,948)	(0.56)%
Metals	$8,655	0.81%	$(6,306)	(0.59)%	$2,349	0.22%
Soft commodities	$—	—%	$143	0.01%	$143	0.01%
Stock indices	$1,444	0.14%	$478	0.04%	$1,922	0.18%
Total Foreign Futures Positions	$4,832		$(5,617)		$(785)
Total Futures Contracts	$29,639	2.78%	$(4,828)	(0.45)%	$24,811	2.33%

Forward Contracts *
Currencies	$1,685	0.16%	$(1,445)	(0.14)%	$240	0.02%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$531	0.05%	$—	—%	$531	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$10,534	0.99%	$—	—%	$10,534	0.99%
Total Swap Contracts	$11,065	1.04%	$—	—%	$11,065	1.04%

Total Futures, Forward and
Swap Contracts	$42,389	3.98%	$(6,273)	(0.59)%	$36,116	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 2 Class Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$356,537	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$357,504	33.58%
$178,268	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$178,900	16.80%
$23,456	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$23,577	2.21%
	Total U.S. Government-sponsored enterprises (cost $558,241)		$559,981	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$18,765	2/16/2018	American Honda Finance Co, 1.5%	$18,879	1.77%
$18,765	2/1/2018	Wells Fargo & Company, 1.7%	$19,277	1.81%
	Total U.S. Corporate bonds (cost $37,910)		$38,156	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
6,471	Grant Park Absolute Return Fund - Class I (cost $72,996)	$72,092	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
1,032	Exchange-traded funds (cost $30,296) **	$30,112	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 2 Class Units at December 31, 2017	$700,341	65.77%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2017
Equity in brokers' trading accounts:
Cash	$1,394,097
Net unrealized gain (loss) on open futures contracts	125,254
Net unrealized gain (loss) on open forward currency contracts	1,213
Net unrealized gain (loss) on open swap contracts	55,853
Total equity in brokers' trading accounts	1,576,417

Cash and cash equivalents	395,881
Securities owned, at fair value (cost $3,530,608)	3,535,140
Interest and dividend receivable, net	546
Total assets	$5,507,984

Futures, Forward and Swap Contracts owned by Global 3 Class Units at December 31, 2017

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(564)	(0.01)%	$7,058	0.13%	$6,494	0.12%
Currencies	$18,560	0.35%	$(3,110)	(0.06)%	$15,450	0.29%
Energy	$54,204	1.01%	$(4,653)	(0.09)%	$49,551	0.92%
Interest rates	$923	0.02%	$13,009	0.24%	$13,932	0.26%
Meats	$1,424	0.03%	$44	0.00%	$1,468	0.03%
Metals	$23,564	0.44%	$(5,293)	(0.10)%	$18,271	0.34%
Soft commodities	$10,291	0.19%	$(1,103)	(0.02)%	$9,188	0.17%
Stock indices and single stock futures	$16,822	0.31%	$(1,976)	(0.03)%	$14,846	0.28%
Total U.S. Futures Positions	$125,224		$3,976		$129,200

Foreign Futures Positions:
Agriculturals	$—	—%	$618	0.01%	$618	0.01%
Currencies	$936	0.02%	$2,255	0.04%	$3,191	0.06%
Energy	$(22)	(0.00)%	$—	—%	$(22)	(0.00)%
Interest rates	$(27,496)	(0.51)%	$(2,527)	(0.05)%	$(30,023)	(0.56)%
Metals	$43,689	0.81%	$(31,830)	(0.59)%	$11,859	0.22%
Soft commodities	$—	—%	$725	0.01%	$725	0.01%
Stock indices	$7,290	0.14%	$2,416	0.04%	$9,706	0.18%
Total Foreign Futures Positions	$24,397		$(28,343)		$(3,946)
Total Futures Contracts	$149,621	2.78%	$(24,367)	(0.45)%	$125,254	2.33%

Forward Contracts *
Currencies	$8,506	0.16%	$(7,293)	(0.14)%	$1,213	0.02%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$2,681	0.05%	$—	—%	$2,681	0.05%
Deutsche Bank total return swap, Termination date July 1, 2020	$53,172	0.99%	$—	—%	$53,172	0.99%
Total Swap Contracts	$55,853	1.04%	$—	—%	$55,853	1.04%

Total Futures, Forward and
Swap Contracts	$213,980	3.98%	$(31,660)	(0.59)%	$182,320	3.39%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 3 Class Units at December 31, 2017

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,799,706	10/15/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$1,804,589	33.58%
$899,853	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$903,041	16.80%
$118,403	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$119,009	2.21%
	Total U.S. Government-sponsored enterprises (cost $2,817,853)		$2,826,639	52.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$94,722	2/16/2018	American Honda Finance Co, 1.5%	$95,298	1.77%
$94,722	2/1/2018	Wells Fargo & Company, 1.7%	$97,304	1.81%
	Total U.S. Corporate bonds (cost $191,362)		$192,602	3.58%

U.S. Mutual fund

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
32,667	Grant Park Absolute Return Fund - Class I (cost $368,465)	$363,899	6.77%

U.S. Exchange-traded funds

			Percent of
			Partners' Capital
Shares	Description	Fair Value	(net asset value)
5,210	Exchange-traded funds (cost $152,928) **	$152,000	2.83%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 3 Class Units at December 31, 2017	$3,535,140	65.77%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Class A Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$1,843,791
Net unrealized gain (loss) on open futures contracts	131,967
Net unrealized gain (loss) on open forward currency contracts	40
Net unrealized gain (loss) on open swap contracts	(42,526)
Total equity in brokers' trading accounts	1,933,272

Cash and cash equivalents	2,873,705
Securities owned, at fair value (cost $5,048,054)	5,065,395
Interest receivable	1,766
Total assets	$9,874,138

Futures, Forward and Swap Contracts owned by Class A Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(10,802)	(0.11)%	$2,512	0.02%	$(8,290)	(0.09)%
Currencies	$6,723	0.07%	$17,460	0.18%	$24,183	0.25%
Energy	$31,288	0.32%	$(315)	0.00%	$30,973	0.32%
Interest rates	$1,227	0.01%	$(2,612)	(0.02)%	$(1,385)	(0.01)%
Meats	$4,035	0.04%	$(22)	0.00%	$4,013	0.04%
Metals	$(4,286)	(0.04)%	$8,323	0.08%	$4,037	0.04%
Soft commodities	$(1,301)	(0.01)%	$14,865	0.15%	$13,564	0.14%
Stock indices and single stock futures	$(15,502)	(0.16)%	$1,613	0.01%	$(13,889)	(0.15)%
Total U.S. Futures Positions	$11,382		$41,824		$53,206

Foreign Futures Positions:
Agriculturals	$63	0.00%	$83	0.00%	$146	0.00%
Energy	$508	0.01%	$—	0.00%	$508	0.01%
Interest rates	$17,783	0.19%	$(1,840)	(0.02)%	$15,943	0.17%
Metals	$(4,428)	(0.05)%	$19,043	0.20%	$14,615	0.15%
Soft commodities	$374	0.00%	$1,000	0.01%	$1,374	0.01%
Stock indices	$49,125	0.51%	$(2,950)	(0.03)%	$46,175	0.48%
Total Foreign Futures Positions	$63,425		$15,336		$78,761
Total Futures Contracts	$74,807	0.78%	$57,160	0.59%	$131,967	1.37%

Forward Contracts *
Currencies	$(566)	(0.01)%	$606	0.01%	$40	0.00%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(65,943)	(0.68)%	$—	0.00%	$(65,943)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$23,417	0.24%	$—	0.00%	$23,417	0.24%
Total Swap Contracts	$(42,526)	(0.44)%	$—	0.00%	$(42,526)	(0.44)%

Total Futures, Forward and
Swap Contracts	$31,715	0.33%	$57,766	0.60%	$89,481	0.93%
*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class A Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,749,410	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$2,756,898	28.80%
$1,099,764	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$1,103,660	11.53%
$144,706	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$145,448	1.52%
	Total U.S. Government-sponsored enterprises (cost $3,993,852)		$4,006,006	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$109,976	6/1/2017	American Electric Power, 1.8%	$111,871	1.17%
$115,765	2/16/2018	American Honda Finance Co, 1.5%	$116,544	1.22%
$106,503	12/1/2017	AT&T Inc., 1.8%	$106,260	1.11%
$110,266	3/4/2017	GATX Corporation, 1.8%	$110,605	1.16%
$115,765	2/1/2018	Wells Fargo & Company, 1.7%	$123,509	1.29%
$76,694	9/22/2017	Other, 1.5%**	$77,075	0.80%
	Total U.S. Corporate bonds (cost $642,118)		$645,864	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$231,529	3/3/2017	Coca-Cola Corp.,0.8%	$231,219	2.42%
$182,329	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$182,306	1.90%
	Total U.S. Commercial paper (cost $412,084)		$413,525	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Class A Units at December 31, 2016	$5,065,395	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$19,094,865
Net unrealized gain (loss) on open futures contracts	1,366,694
Net unrealized gain (loss) on open forward currency contracts	422
Net unrealized gain (loss) on open swap contracts	(440,413)
Total equity in brokers' trading accounts	20,021,568

Cash and cash equivalents	29,760,975
Securities owned, at fair value (cost $52,279,208)	52,458,798
Interest receivable	18,288
Total assets	$102,259,629

Futures, Forward and Swap Contracts owned by Class B Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(111,873)	(0.11)%	$26,011	0.02%	$(85,862)	(0.09)%
Currencies	$69,626	0.07%	$180,814	0.18%	$250,440	0.25%
Energy	$324,031	0.32%	$(3,263)	0.00%	$320,768	0.32%
Interest rates	$12,712	0.01%	$(27,048)	(0.02)%	$(14,336)	(0.01)%
Meats	$41,787	0.04%	$(225)	0.00%	$41,562	0.04%
Metals	$(44,392)	(0.04)%	$86,191	0.08%	$41,799	0.04%
Soft commodities	$(13,478)	(0.01)%	$153,949	0.15%	$140,471	0.14%
Stock indices and single stock futures	$(160,543)	(0.16)%	$16,709	0.01%	$(143,834)	(0.15)%
Total U.S. Futures Positions	$117,870		$433,138		$551,008

Foreign Futures Positions:
Agriculturals	$653	0.00%	$863	0.00%	$1,516	0.00%
Energy	$5,259	0.01%	$—	0.00%	$5,259	0.01%
Interest rates	$184,164	0.19%	$(19,056)	(0.02)%	$165,108	0.17%
Metals	$(45,857)	(0.05)%	$197,220	0.20%	$151,363	0.15%
Soft commodities	$3,874	0.00%	$10,356	0.01%	$14,230	0.01%
Stock indices	$508,756	0.51%	$(30,546)	(0.03)%	$478,210	0.48%
Total Foreign Futures Positions	$656,849		$158,837		$815,686
Total Futures Contracts	$774,719	0.78%	$591,975	0.59%	$1,366,694	1.37%

Forward Contracts *
Currencies	$(5,857)	(0.01)%	$6,279	0.01%	$422	0.00%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(682,929)	(0.68)%	$—	0.00%	$(682,929)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$242,516	0.24%	$—	0.00%	$242,516	0.24%
Total Swap Contracts	$(440,413)	(0.44)%	$—	0.00%	$(440,413)	(0.44)%

Total Futures, Forward and
Swap Contracts	$328,449	0.33%	$598,254	0.60%	$926,703	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class B Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$28,473,740	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$28,551,289	28.80%
$11,389,496	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$11,429,839	11.53%
$1,498,618	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$1,506,306	1.52%
	Total U.S. Government-sponsored enterprises (cost $41,361,566)		$41,487,434	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,138,950	6/1/2017	American Electric Power, 1.8%	$1,158,568	1.17%
$1,198,894	2/16/2018	American Honda Finance Co, 1.5%	$1,206,968	1.22%
$1,102,983	12/1/2017	AT&T Inc., 1.8%	$1,100,465	1.11%
$1,141,947	3/4/2017	GATX Corporation, 1.8%	$1,145,464	1.16%
$1,198,894	2/1/2018	Wells Fargo & Company, 1.7%	$1,279,094	1.29%
$794,267	9/22/2017	Other, 1.5%**	$798,211	0.80%
	Total U.S. Corporate bonds (cost $6,649,973)		$6,688,770	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,397,789	3/3/2017	Coca-Cola Corp.,0.8%	$2,394,579	2.42%
$1,888,259	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$1,888,015	1.90%
	Total U.S. Commercial paper (cost $4,267,669)		$4,282,594	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Class B Units at December 31, 2016	$52,458,798	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$248,115
Net unrealized gain (loss) on open futures contracts	17,759
Net unrealized gain (loss) on open forward currency contracts	6
Net unrealized gain (loss) on open swap contracts	(5,723)
Total equity in brokers' trading accounts	260,157

Cash and cash equivalents	386,708
Securities owned, at fair value (cost $679,305)	681,639
Interest receivable	238
Total assets	$1,328,742

Futures, Forward and Swap Contracts owned by Legacy 1 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,454)	(0.11)%	$338	0.02%	$(1,116)	(0.09)%
Currencies	$905	0.07%	$2,349	0.18%	$3,254	0.25%
Energy	$4,210	0.32%	$(42)	0.00%	$4,168	0.32%
Interest rates	$165	0.01%	$(350)	(0.02)%	$(185)	(0.01)%
Meats	$543	0.04%	$(2)	0.00%	$541	0.04%
Metals	$(577)	(0.04)%	$1,120	0.08%	$543	0.04%
Soft commodities	$(175)	(0.01)%	$2,000	0.15%	$1,825	0.14%
Stock indices and single stock futures	$(2,086)	(0.16)%	$217	0.01%	$(1,869)	(0.15)%
Total U.S. Futures Positions	$1,531		$5,630		$7,161

Foreign Futures Positions:
Agriculturals	$8	0.00%	$11	0.00%	$19	—%
Energy	$68	0.01%	$—	0.00%	$68	0.01%
Interest rates	$2,393	0.19%	$(248)	(0.02)%	$2,145	0.17%
Metals	$(596)	(0.05)%	$2,563	0.20%	$1,967	0.15%
Soft commodities	$50	0.00%	$135	0.01%	$185	0.01%
Stock indices	$6,611	0.51%	$(397)	(0.03)%	$6,214	0.48%
Total Foreign Futures Positions	$8,534		$2,064		$10,598
Total Futures Contracts	$10,065	0.78%	$7,694	0.59%	$17,759	1.37%

Forward Contracts *
Currencies	$(76)	(0.01)%	$82	0.01%	$6	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(8,874)	(0.68)%	$—	0.00%	$(8,874)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$3,151	0.24%	$—	0.00%	$3,151	0.24%
Total Swap Contracts	$(5,723)	(0.44)%	$—	0.00%	$(5,723)	(0.44)%

Total Futures, Forward and
Swap Contracts	$4,266	0.33%	$7,776	0.60%	$12,042	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 1 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$369,982	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$370,990	28.80%
$147,993	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$148,517	11.53%
$19,473	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$19,573	1.52%
	Total U.S. Government-sponsored enterprises (cost $537,444)		$539,080	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$14,799	6/1/2017	American Electric Power, 1.8%	$15,054	1.17%
$15,578	2/16/2018	American Honda Finance Co, 1.5%	$15,683	1.22%
$14,332	12/1/2017	AT&T Inc., 1.8%	$14,299	1.11%
$14,838	3/4/2017	GATX Corporation, 1.8%	$14,884	1.16%
$15,578	2/1/2018	Wells Fargo & Company, 1.7%	$16,620	1.29%
$10,321	9/22/2017	Other, 1.5%**	$10,372	0.80%
	Total U.S. Corporate bonds (cost $86,408)		$86,912	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$31,156	3/3/2017	Coca-Cola Corp.,0.8%	$31,115	2.42%
$24,536	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$24,532	1.90%
	Total U.S. Commercial paper (cost $55,453)		$55,647	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Legacy 1 Class Units at December 31, 2016	$681,639	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$90,336
Net unrealized gain (loss) on open futures contracts	6,466
Net unrealized gain (loss) on open forward currency contracts	2
Net unrealized gain (loss) on open swap contracts	(2,084)
Total equity in brokers' trading accounts	94,720

Cash and cash equivalents	140,797
Securities owned, at fair value (cost $247,329)	248,178
Interest receivable	87
Total assets	$483,782

Futures, Forward and Swap Contracts owned by Legacy 2 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(529)	(0.11)%	$123	0.02%	$(406)	(0.09)%
Currencies	$329	0.07%	$855	0.18%	$1,184	0.25%
Energy	$1,533	0.32%	$(15)	0.00%	$1,518	0.32%
Interest rates	$60	0.01%	$(128)	(0.02)%	$(68)	(0.01)%
Meats	$198	0.04%	$(1)	0.00%	$197	0.04%
Metals	$(210)	(0.04)%	$408	0.08%	$198	0.04%
Soft commodities	$(64)	(0.01)%	$729	0.15%	$665	0.14%
Stock indices and single stock futures	$(759)	(0.16)%	$79	0.01%	$(680)	(0.15)%
Total U.S. Futures Positions	$558		$2,050		$2,608

Foreign Futures Positions:
Agriculturals	$3	0.00%	$4	0.00%	$7	—%
Energy	$25	0.01%	$—	0.00%	$25	0.01%
Interest rates	$871	0.19%	$(90)	(0.02)%	$781	0.17%
Metals	$(217)	(0.05)%	$933	0.20%	$716	0.15%
Soft commodities	$18	0.00%	$49	0.01%	$67	0.01%
Stock indices	$2,407	0.51%	$(145)	(0.03)%	$2,262	0.48%
Total Foreign Futures Positions	$3,107		$751		$3,858
Total Futures Contracts	$3,665	0.78%	$2,801	0.59%	$6,466	1.37%

Forward Contracts *
Currencies	$(28)	(0.01)%	$30	0.01%	$2	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(3,231)	(0.68)%	$—	0.00%	$(3,231)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$1,147	0.24%	$—	0.00%	$1,147	0.24%
Total Swap Contracts	$(2,084)	(0.44)%	$—	0.00%	$(2,084)	(0.44)%

Total Futures, Forward and
Swap Contracts	$1,553	0.33%	$2,831	0.60%	$4,384	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 2 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$134,707	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$135,074	28.80%
$53,883	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$54,074	11.53%
$7,090	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$7,126	1.52%
	Total U.S. Government-sponsored enterprises (cost $195,678)		$196,274	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,388	6/1/2017	American Electric Power, 1.8%	$5,481	1.17%
$5,672	2/16/2018	American Honda Finance Co, 1.5%	$5,710	1.22%
$5,218	12/1/2017	AT&T Inc., 1.8%	$5,206	1.11%
$5,402	3/4/2017	GATX Corporation, 1.8%	$5,419	1.16%
$5,672	2/1/2018	Wells Fargo & Company, 1.7%	$6,051	1.29%
$3,758	9/22/2017	Other, 1.5%**	$3,776	0.80%
	Total U.S. Corporate bonds (cost $31,461)		$31,643	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$11,344	3/3/2017	Coca-Cola Corp.,0.8%	$11,329	2.42%
$8,933	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$8,932	1.90%
	Total U.S. Commercial paper (cost $20,190)		$20,261	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Legacy 2 Class Units at December 31, 2016	$248,178	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$6,522,138
Net unrealized gain (loss) on open futures contracts	466,815
Net unrealized gain (loss) on open forward currency contracts	145
Net unrealized gain (loss) on open swap contracts	(150,430)
Total equity in brokers' trading accounts	6,838,668

Cash and cash equivalents	10,165,308
Securities owned, at fair value (cost $17,856,749)	17,918,088
Interest receivable	6,247
Total assets	$34,928,311

Futures, Forward and Swap Contracts owned by Global 1 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(38,212)	(0.11)%	$8,884	0.02%	$(29,328)	(0.09)%
Currencies	$23,782	0.07%	$61,760	0.18%	$85,542	0.25%
Energy	$110,678	0.32%	$(1,114)	0.00%	$109,564	0.32%
Interest rates	$4,342	0.01%	$(9,239)	(0.02)%	$(4,897)	(0.01)%
Meats	$14,273	0.04%	$(77)	0.00%	$14,196	0.04%
Metals	$(15,163)	(0.04)%	$29,440	0.08%	$14,277	0.04%
Soft commodities	$(4,604)	(0.01)%	$52,584	0.15%	$47,980	0.14%
Stock indices and single stock futures	$(54,836)	(0.16)%	$5,707	0.01%	$(49,129)	(0.15)%
Total U.S. Futures Positions	$40,260		$147,945		$188,205

Foreign Futures Positions:
Agriculturals	$223	0.00%	$295	0.00%	$518	—%
Energy	$1,796	0.01%	$—	0.00%	$1,796	0.01%
Interest rates	$62,904	0.19%	$(6,509)	(0.02)%	$56,395	0.17%
Metals	$(15,663)	(0.05)%	$67,363	0.20%	$51,700	0.15%
Soft commodities	$1,323	0.00%	$3,537	0.01%	$4,860	0.01%
Stock indices	$173,774	0.51%	$(10,433)	(0.03)%	$163,341	0.48%
Total Foreign Futures Positions	$224,357		$54,253		$278,610
Total Futures Contracts	$264,617	0.78%	$202,198	0.59%	$466,815	1.37%

Forward Contracts *
Currencies	$(2,000)	(0.01)%	$2,145	0.01%	$145	—%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(233,265)	(0.68)%	$—	0.00%	(233,265)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$82,835	0.24%	$—	0.00%	82,835	0.24%
Total Swap Contracts	$(150,430)	(0.44)%	$—	0.00%	$(150,430)	(0.44)%

Total Futures, Forward and
Swap Contracts	$112,187	0.33%	$204,343	0.60%	$316,530	0.93%
*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 1 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$9,725,633	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$9,752,121	28.80%
$3,890,253	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$3,904,033	11.53%
$511,875	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$514,501	1.52%
	Total U.S. Government-sponsored enterprises (cost $14,127,664)		$14,170,655	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$389,025	6/1/2017	American Electric Power, 1.8%	$395,726	1.17%
$409,500	2/16/2018	American Honda Finance Co, 1.5%	$412,258	1.22%
$376,740	12/1/2017	AT&T Inc., 1.8%	$375,880	1.11%
$390,049	3/4/2017	GATX Corporation, 1.8%	$391,250	1.16%
$409,500	2/1/2018	Wells Fargo & Company, 1.7%	$436,894	1.29%
$271,294	9/22/2017	Other, 1.5%**	$272,641	0.80%
	Total U.S. Corporate bonds (cost $2,271,398)		$2,284,649	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$819,001	3/3/2017	Coca-Cola Corp.,0.8%	$817,904	2.42%
$644,963	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$644,880	1.90%
	Total U.S. Commercial paper (cost $1,457,687)		$1,462,784	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 1 Class Units at December 31, 2016	$17,918,088	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$395,856
Net unrealized gain (loss) on open futures contracts	28,333
Net unrealized gain (loss) on open forward currency contracts	9
Net unrealized gain (loss) on open swap contracts	(9,130)
Total equity in brokers' trading accounts	415,068

Cash and cash equivalents	616,975
Securities owned, at fair value (cost $1,083,801)	1,087,524
Interest receivable	379
Total assets	$2,119,946

Futures, Forward and Swap Contracts owned by Global 2 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(2,319)	(0.11)%	$539	0.02%	$(1,780)	(0.09)%
Currencies	$1,443	0.07%	$3,748	0.18%	$5,191	0.25%
Energy	$6,717	0.32%	$(68)	0.00%	$6,649	0.32%
Interest rates	$264	0.01%	$(561)	(0.02)%	$(297)	(0.01)%
Meats	$866	0.04%	$(5)	0.00%	$861	0.04%
Metals	$(920)	(0.04)%	$1,787	0.08%	$867	0.04%
Soft commodities	$(279)	(0.01)%	$3,192	0.15%	$2,913	0.14%
Stock indices and single stock futures	$(3,328)	(0.16)%	$346	0.01%	$(2,982)	(0.15)%
Total U.S. Futures Positions	$2,444		$8,978		$11,422

Foreign Futures Positions:
Agriculturals	$14	0.00%	$18	0.00%	$32	—%
Energy	$109	0.01%	$—	0.00%	$109	0.01%
Interest rates	$3,818	0.19%	$(395)	(0.02)%	$3,423	0.17%
Metals	$(951)	(0.05)%	$4,089	0.20%	$3,138	0.15%
Soft commodities	$80	0.00%	$215	0.01%	$295	0.01%
Stock indices	$10,547	0.51%	$(633)	(0.03)%	$9,914	0.48%
Total Foreign Futures Positions	$13,617		$3,294		$16,911
Total Futures Contracts	$16,061	0.78%	$12,272	0.59%	$28,333	1.37%

Forward Contracts *
Currencies	$(121)	(0.01)%	$130	0.01%	$9	—%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(14,158)	(0.68)%	$—	0.00%	(14,158)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$5,028	0.24%	$—	0.00%	5,028	0.24%
Total Swap Contracts	$(9,130)	(0.44)%	$—	0.00%	$(9,130)	(0.44)%

Total Futures, Forward and
Swap Contracts	$6,810	0.33%	$12,402	0.60%	$19,212	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 2 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$590,290	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$591,897	28.80%
$236,116	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$236,952	11.53%
$31,068	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$31,227	1.52%
	Total U.S. Government-sponsored enterprises (cost $857,467)		$860,076	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$23,612	6/1/2017	American Electric Power, 1.8%	$24,018	1.17%
$24,854	2/16/2018	American Honda Finance Co, 1.5%	$25,022	1.22%
$22,866	12/1/2017	AT&T Inc., 1.8%	$22,814	1.11%
$23,674	3/4/2017	GATX Corporation, 1.8%	$23,747	1.16%
$24,854	2/1/2018	Wells Fargo & Company, 1.7%	$26,517	1.29%
$16,466	9/22/2017	Other, 1.5%**	$16,548	0.80%
	Total U.S. Corporate bonds (cost $137,861)		$138,666	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$49,709	3/3/2017	Coca-Cola Corp.,0.8%	$49,642	2.42%
$39,146	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$39,140	1.90%
	Total U.S. Commercial paper (cost $88,473)		$88,782	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 2 Class Units at December 31, 2016	$1,087,524	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$3,659,025
Net unrealized gain (loss) on open futures contracts	261,890
Net unrealized gain (loss) on open forward currency contracts	81
Net unrealized gain (loss) on open swap contracts	(84,392)
Total equity in brokers' trading accounts	3,836,604

Cash and cash equivalents	5,702,902
Securities owned, at fair value (cost $10,017,926)	10,052,341
Interest receivable	3,503
Total assets	$19,595,350

Futures, Forward and Swap Contracts owned by Global 3 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(21,438)	(0.11)%	$4,984	0.02%	$(16,454)	(0.09)%
Currencies	$13,342	0.07%	$34,648	0.18%	$47,990	0.25%
Energy	$62,093	0.32%	$(626)	0.00%	$61,467	0.32%
Interest rates	$2,436	0.01%	$(5,183)	(0.02)%	$(2,747)	(0.01)%
Meats	$8,007	0.04%	$(43)	0.00%	$7,964	0.04%
Metals	$(8,507)	(0.04)%	$16,516	0.08%	$8,009	0.04%
Soft commodities	$(2,583)	(0.01)%	$29,500	0.15%	$26,917	0.14%
Stock indices and single stock futures	$(30,764)	(0.16)%	$3,203	0.01%	$(27,561)	(0.15)%
Total U.S. Futures Positions	$22,586		$82,999		$105,585

Foreign Futures Positions:
Agriculturals	$125	0.00%	$165	0.00%	$290	—%
Energy	$1,008	0.01%	$—	0.00%	$1,008	0.01%
Interest rates	$35,290	0.19%	$(3,652)	(0.02)%	$31,638	0.17%
Metals	$(8,787)	(0.05)%	$37,792	0.20%	$29,005	0.15%
Soft commodities	$743	0.00%	$1,984	0.01%	$2,727	0.01%
Stock indices	$97,490	0.51%	$(5,853)	(0.03)%	$91,637	0.48%
Total Foreign Futures Positions	$125,869		$30,436		$156,305
Total Futures Contracts	$148,455	0.78%	$113,435	0.59%	$261,890	1.37%

Forward Contracts *
Currencies	$(1,122)	(0.01)%	$1,203	0.01%	$81	—%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(130,864)	(0.68)%	$—	0.00%	(130,864)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$46,472	0.24%	$—	0.00%	46,472	0.24%
Total Swap Contracts	$(84,392)	(0.44)%	$—	0.00%	$(84,392)	(0.44)%

Total Futures, Forward and
Swap Contracts	$62,941	0.33%	$114,638	0.60%	$177,579	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 3 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,456,238	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$5,471,099	28.80%
$2,182,495	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$2,190,225	11.53%
$287,170	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$288,644	1.52%
	Total U.S. Government-sponsored enterprises (cost $7,925,849)		$7,949,968	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$218,250	6/1/2017	American Electric Power, 1.8%	$222,010	1.17%
$229,737	2/16/2018	American Honda Finance Co, 1.5%	$231,283	1.22%
$211,358	12/1/2017	AT&T Inc., 1.8%	$210,876	1.11%
$218,824	3/4/2017	GATX Corporation, 1.8%	$219,498	1.16%
$229,737	2/1/2018	Wells Fargo & Company, 1.7%	$245,105	1.29%
$152,200	9/22/2017	Other, 1.5%**	$152,956	0.80%
	Total U.S. Corporate bonds (cost $1,274,291)		$1,281,728	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$459,472	3/3/2017	Coca-Cola Corp.,0.8%	$458,857	2.42%
$361,834	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$361,788	1.90%
	Total U.S. Commercial paper (cost $817,786)		$820,645	4.32%

		Percent of
		Partners' Capital
	Fair Value	(net asset value)
Total securities owned by Global 3 Class Units at December 31, 2016	$10,052,341	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).